Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table shows the relationship between executive compensation actually paid to our Principal Executive Officer (“PEO”) and other NEOs, including our Chief Financial Officer, Chief Scientific Officer and Laboratory Director, and President and Chief Operating Officer (“Non-PEO NEOs”), and certain financial performance of the Company during the last four fiscal years ended December 31, 2023, 2022, 2021, and 2020.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income	Total Revenue
					Total Share-holder Return	Peer Group Total Share-holder Return
	($)	($)	($)	($)	($)	($)	($ Millions)	($ Millions)
(a)	(b) (1)	(c) (2)	(d) (3)	(e) (4)	(f) (5)	(g) (6)	(h) (7)	(i) (8)
2023	5,309,167	5,035,476	1,687,019	1,715,482	191	115	(167.8)	289.2
2022	5,233,873	3,448,273	3,829,640	(2,733,189)	231	111	143.4	619.0
2021	5,664,303	5,664,303	758,236	6,545,715	780	125	507.4	992.6
2020	248,000	248,000	2,507,503	6,407,036	404	126	214.3	421.7

Footnotes:

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Ming Hsieh, Chief Executive Officer (our PEO), for each corresponding year in the “Total” column of the Summary Compensation Table.
(2)
The dollar amounts reported in column (c) represent the amount of compensation actually paid (“CAP”) to Ming Hsieh, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ming Hsieh during the applicable year.

In accordance with SEC rules, the following adjustments were made to Ming Hsieh’s total compensation for each year to determine CAP:

Footnote (2) - Table 1
Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments	Compensation Actually Paid to PEO
	($)	($)	($)	($)
(a)	(b)	(c) (i)	(d) (ii)	(e)
2023	5,309,167	3,000,000	2,726,309	5,035,476
2022	5,233,873	3,572,400	1,786,800	3,448,273
2021	5,664,303	—	—	5,664,303
2020	248,000	—	—	248,000

i.
The grant date fair value of equity awards in column (c) of Footnote (2) - Table 1 represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
ii.
The equity award adjustments in column (d) of Footnote (2) - Table 1 include the addition (or subtraction, as applicable) of the following: (1) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (2) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (3) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Footnote (2) - Table 2
Year	Year End Fair Value of Equity Awards Granted During the Year that Remained Unvested	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Remained Unvested	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
	($)	($)	($)	($)	($)	($)	($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2023	2,740,263	(32,625)	—	89,667	(70,996)	—	2,726,309
2022	1,786,800	—	—	—	—	—	1,786,800
2021	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding the Company’s PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding the Company’s PEO) included for purposes of calculating the average amounts in each applicable year are as follows: Paul Kim, Chief Financial Officer, Hanlin Gao, Chief Scientific Officer and Laboratory Director, and Jian Xie, President and Chief Operating Officer, for 2020, 2021, 2022, and 2023.
(4)
The dollar amounts reported in column (e) represent the average amount of CAP to the NEOs as a group (excluding the Company’s PEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the Company’s PEO) during the applicable year.

In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding the Company’s PEO) for each year to determine the CAP, using the same methodology described above in Footnote 2:

Footnote (4) - Table 1
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
	($)	($)	($)	($)
(a)	(b)	(c)	(d) (i)	(e)
2023	1,687,019	864,000	892,463	1,715,482
2022	3,829,640	3,115,000	(3,447,829)	(2,733,189)
2021	758,236	89,857	5,877,336	6,545,715
2020	2,507,503	2,273,600	6,173,133	6,407,036

i.
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Footnote (4) - Table 2
Year	Average Year End Fair Value of Equity Awards Granted During the Year that Remained Unvested	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Remained Unvested	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
	($)	($)	($)	($)	($)	($)	($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2023	789,185	(37,573)	—	166,402	(25,551)	—	892,463
2022	1,489,000	(3,304,514)	—	(1,632,315)	—	—	(3,447,829)
2021	117,355	3,904,479	—	1,855,502	—	—	5,877,336
2020	4,168,000	1,572,103	—	433,030	—	—	6,173,133

(5)
The cumulative total stockholder return (“TSR”) amounts reported in column (f) are calculated in the same manner as required under Item 201(e) of Regulation S-K, measuring the total stockholder return from the market close on the last trading day before the earliest fiscal year in the table, or December 31, 2019, through to and including the end of the fiscal year for which total stockholder return is calculated, or December 31, 2023.
(6)
The weighted peer group TSR amounts reported in column (g) reflect the Company’s peer group (NASDAQ Biotechnology Index) as reflected in our Annual Report pursuant to Item 201(e) of Regulation S-K for the fiscal year ended December 31, 2023. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested as of market close on December 31, 2019.
(7)
The dollar amounts reported in column (h) are the Company’s net income amounts reflected in the Company’s audited financial statements for the applicable year.
(8)
While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the Pay Versus Performance Table) used by the company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to company performance. The dollar amounts reported in column (i) are the Company’s revenue amounts reflected in the Company’s audited financial statements for the applicable year.

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Ming Hsieh, Chief Executive Officer (our PEO), for each corresponding year in the “Total” column of the Summary Compensation Table.

Peer Group Issuers, Footnote
(6)
The weighted peer group TSR amounts reported in column (g) reflect the Company’s peer group (NASDAQ Biotechnology Index) as reflected in our Annual Report pursuant to Item 201(e) of Regulation S-K for the fiscal year ended December 31, 2023. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested as of market close on December 31, 2019.

PEO Total Compensation Amount	$ 5,309,167	$ 5,233,873	$ 5,664,303	$ 248,000
PEO Actually Paid Compensation Amount	$ 5,035,476	3,448,273	5,664,303	248,000
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of compensation actually paid (“CAP”) to Ming Hsieh, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ming Hsieh during the applicable year.

In accordance with SEC rules, the following adjustments were made to Ming Hsieh’s total compensation for each year to determine CAP:

Footnote (2) - Table 1
Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments	Compensation Actually Paid to PEO
	($)	($)	($)	($)
(a)	(b)	(c) (i)	(d) (ii)	(e)
2023	5,309,167	3,000,000	2,726,309	5,035,476
2022	5,233,873	3,572,400	1,786,800	3,448,273
2021	5,664,303	—	—	5,664,303
2020	248,000	—	—	248,000

i.
The grant date fair value of equity awards in column (c) of Footnote (2) - Table 1 represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
ii.
The equity award adjustments in column (d) of Footnote (2) - Table 1 include the addition (or subtraction, as applicable) of the following: (1) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (2) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (3) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Footnote (2) - Table 2
Year	Year End Fair Value of Equity Awards Granted During the Year that Remained Unvested	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Remained Unvested	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
	($)	($)	($)	($)	($)	($)	($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2023	2,740,263	(32,625)	—	89,667	(70,996)	—	2,726,309
2022	1,786,800	—	—	—	—	—	1,786,800
2021	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—

Non-PEO NEO Average Total Compensation Amount	$ 1,687,019	3,829,640	758,236	2,507,503
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,715,482	(2,733,189)	6,545,715	6,407,036
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of CAP to the NEOs as a group (excluding the Company’s PEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the Company’s PEO) during the applicable year.

In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding the Company’s PEO) for each year to determine the CAP, using the same methodology described above in Footnote 2:

Footnote (4) - Table 1
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
	($)	($)	($)	($)
(a)	(b)	(c)	(d) (i)	(e)
2023	1,687,019	864,000	892,463	1,715,482
2022	3,829,640	3,115,000	(3,447,829)	(2,733,189)
2021	758,236	89,857	5,877,336	6,545,715
2020	2,507,503	2,273,600	6,173,133	6,407,036

i.
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Footnote (4) - Table 2
Year	Average Year End Fair Value of Equity Awards Granted During the Year that Remained Unvested	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Remained Unvested	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
	($)	($)	($)	($)	($)	($)	($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2023	789,185	(37,573)	—	166,402	(25,551)	—	892,463
2022	1,489,000	(3,304,514)	—	(1,632,315)	—	—	(3,447,829)
2021	117,355	3,904,479	—	1,855,502	—	—	5,877,336
2020	4,168,000	1,572,103	—	433,030	—	—	6,173,133

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

(1)
Revenue
(2)
EBITDA
(3)
Total Stockholder Return
(4)
Earnings Per Share
(5)
Core Revenue (1)
(6)
Core EBITDA (2)
(1)
Core Revenue excludes revenue from COVID-19 testing products and services including COVID-19 NGS testing revenue.
(2)
Core EBITDA is GAAP income (loss) minus gross profit from revenue from COVID-19 testing products and services, plus or minus interest (expense) income, plus or minus provisions (benefits) for income taxes, plus restructuring costs, plus acquisition-related costs, plus equity-based compensation expenses, plus depreciation and amortization, plus goodwill impairment loss, and plus or minus other charges or gains, as identified, that management believes are not representative of the Company’s operations.

Total Shareholder Return Amount	$ 191	231	780	404
Peer Group Total Shareholder Return Amount	115	111	125	126
Net Income (Loss)	$ (167,800,000)	$ 143,400,000	$ 507,400,000	$ 214,300,000
Company Selected Measure Amount	289,200,000	619,000,000	992,600,000	421,700,000
PEO Name	Ming Hsieh	Ming Hsieh	Ming Hsieh	Ming Hsieh
PEO | Reported Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,000,000	$ 3,572,400
PEO | Equity Award Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,726,309	1,786,800
PEO | Year End Fair Value of Equity Awards Granted During the Year that Remained Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,740,263	1,786,800
PEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Remained Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(32,625)
PEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,667
PEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(70,996)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 892,463	(3,447,829)	$ 5,877,336	$ 6,173,133
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Total Stockholder Return
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	Earnings Per Share
Non-PEO NEO | Measure:: 5
Pay vs Performance Disclosure
Name	Core Revenue
Non-PEO NEO | Measure:: 6
Pay vs Performance Disclosure
Name	Core EBITDA
Non-PEO NEO | Reported Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 864,000	3,115,000	89,857	2,273,600
Non-PEO NEO | Equity Award Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	892,463	(3,447,829)	5,877,336	6,173,133
Non-PEO NEO | Year End Fair Value of Equity Awards Granted During the Year that Remained Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	789,185	1,489,000	117,355	4,168,000
Non-PEO NEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Remained Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,573)	(3,304,514)	3,904,479	1,572,103
Non-PEO NEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	166,402	$ (1,632,315)	$ 1,855,502	$ 433,030
Non-PEO NEO | Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (25,551)